Expense Example	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A Expense Example, with Redemption, 1 Year	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A Expense Example, with Redemption, 3 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A Expense Example, with Redemption, 5 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A Expense Example, with Redemption, 10 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class C Expense Example, with Redemption, 1 Year	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class C Expense Example, with Redemption, 3 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class C Expense Example, with Redemption, 5 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class C Expense Example, with Redemption, 10 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class I Expense Example, with Redemption, 1 Year	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class I Expense Example, with Redemption, 3 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class I Expense Example, with Redemption, 5 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class I Expense Example, with Redemption, 10 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class A Expense Example, with Redemption, 1 Year	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class A Expense Example, with Redemption, 3 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class A Expense Example, with Redemption, 5 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class A Expense Example, with Redemption, 10 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class D Expense Example, with Redemption, 1 Year	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class D Expense Example, with Redemption, 3 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class D Expense Example, with Redemption, 5 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class D Expense Example, with Redemption, 10 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class I Expense Example, with Redemption, 1 Year	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class I Expense Example, with Redemption, 3 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class I Expense Example, with Redemption, 5 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class I Expense Example, with Redemption, 10 Years	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class A Expense Example, with Redemption, 1 Year	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class A Expense Example, with Redemption, 3 Years	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class A Expense Example, with Redemption, 5 Years	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class A Expense Example, with Redemption, 10 Years	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class I Expense Example, with Redemption, 1 Year	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class I Expense Example, with Redemption, 3 Years	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class I Expense Example, with Redemption, 5 Years	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class I Expense Example, with Redemption, 10 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A Expense Example, with Redemption, 1 Year	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A Expense Example, with Redemption, 3 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A Expense Example, with Redemption, 5 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A Expense Example, with Redemption, 10 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class C Expense Example, with Redemption, 1 Year	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class C Expense Example, with Redemption, 3 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class C Expense Example, with Redemption, 5 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class C Expense Example, with Redemption, 10 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class I Expense Example, with Redemption, 1 Year	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class I Expense Example, with Redemption, 3 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class I Expense Example, with Redemption, 5 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class I Expense Example, with Redemption, 10 Years	Retail International Value Fund Thornburg International Value Fund - Class A Expense Example, with Redemption, 1 Year	Retail International Value Fund Thornburg International Value Fund - Class A Expense Example, with Redemption, 3 Years	Retail International Value Fund Thornburg International Value Fund - Class A Expense Example, with Redemption, 5 Years	Retail International Value Fund Thornburg International Value Fund - Class A Expense Example, with Redemption, 10 Years	Retail International Value Fund Thornburg International Value Fund - Class C Expense Example, with Redemption, 1 Year	Retail International Value Fund Thornburg International Value Fund - Class C Expense Example, with Redemption, 3 Years	Retail International Value Fund Thornburg International Value Fund - Class C Expense Example, with Redemption, 5 Years	Retail International Value Fund Thornburg International Value Fund - Class C Expense Example, with Redemption, 10 Years	Retail International Value Fund Thornburg International Value Fund - Class I Expense Example, with Redemption, 1 Year	Retail International Value Fund Thornburg International Value Fund - Class I Expense Example, with Redemption, 3 Years	Retail International Value Fund Thornburg International Value Fund - Class I Expense Example, with Redemption, 5 Years	Retail International Value Fund Thornburg International Value Fund - Class I Expense Example, with Redemption, 10 Years	Retail International Growth Fund Thornburg International Growth Fund - Class A Expense Example, with Redemption, 1 Year	Retail International Growth Fund Thornburg International Growth Fund - Class A Expense Example, with Redemption, 3 Years	Retail International Growth Fund Thornburg International Growth Fund - Class A Expense Example, with Redemption, 5 Years	Retail International Growth Fund Thornburg International Growth Fund - Class A Expense Example, with Redemption, 10 Years	Retail International Growth Fund Thornburg International Growth Fund - Class C Expense Example, with Redemption, 1 Year	Retail International Growth Fund Thornburg International Growth Fund - Class C Expense Example, with Redemption, 3 Years	Retail International Growth Fund Thornburg International Growth Fund - Class C Expense Example, with Redemption, 5 Years	Retail International Growth Fund Thornburg International Growth Fund - Class C Expense Example, with Redemption, 10 Years	Retail International Growth Fund Thornburg International Growth Fund - Class I Expense Example, with Redemption, 1 Year	Retail International Growth Fund Thornburg International Growth Fund - Class I Expense Example, with Redemption, 3 Years	Retail International Growth Fund Thornburg International Growth Fund - Class I Expense Example, with Redemption, 5 Years	Retail International Growth Fund Thornburg International Growth Fund - Class I Expense Example, with Redemption, 10 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A Expense Example, with Redemption, 1 Year	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A Expense Example, with Redemption, 3 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A Expense Example, with Redemption, 5 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A Expense Example, with Redemption, 10 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class C Expense Example, with Redemption, 1 Year	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class C Expense Example, with Redemption, 3 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class C Expense Example, with Redemption, 5 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class C Expense Example, with Redemption, 10 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class I Expense Example, with Redemption, 1 Year	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class I Expense Example, with Redemption, 3 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class I Expense Example, with Redemption, 5 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class I Expense Example, with Redemption, 10 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A Expense Example, with Redemption, 1 Year	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A Expense Example, with Redemption, 3 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A Expense Example, with Redemption, 5 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A Expense Example, with Redemption, 10 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class C Expense Example, with Redemption, 1 Year	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class C Expense Example, with Redemption, 3 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class C Expense Example, with Redemption, 5 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class C Expense Example, with Redemption, 10 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class I Expense Example, with Redemption, 1 Year	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class I Expense Example, with Redemption, 3 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class I Expense Example, with Redemption, 5 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class I Expense Example, with Redemption, 10 Years	Retail Developing World Fund Thornburg Developing World Fund Class A Expense Example, with Redemption, 1 Year	Retail Developing World Fund Thornburg Developing World Fund Class A Expense Example, with Redemption, 3 Years	Retail Developing World Fund Thornburg Developing World Fund Class A Expense Example, with Redemption, 5 Years	Retail Developing World Fund Thornburg Developing World Fund Class A Expense Example, with Redemption, 10 Years	Retail Developing World Fund Thornburg Developing World Fund Class C Expense Example, with Redemption, 1 Year	Retail Developing World Fund Thornburg Developing World Fund Class C Expense Example, with Redemption, 3 Years	Retail Developing World Fund Thornburg Developing World Fund Class C Expense Example, with Redemption, 5 Years	Retail Developing World Fund Thornburg Developing World Fund Class C Expense Example, with Redemption, 10 Years	Retail Developing World Fund Thornburg Developing World Fund Class I Expense Example, with Redemption, 1 Year	Retail Developing World Fund Thornburg Developing World Fund Class I Expense Example, with Redemption, 3 Years	Retail Developing World Fund Thornburg Developing World Fund Class I Expense Example, with Redemption, 5 Years	Retail Developing World Fund Thornburg Developing World Fund Class I Expense Example, with Redemption, 10 Years	Retail Better World International Fund Thornburg Better World International Fund - Class A Expense Example, with Redemption, 1 Year	Retail Better World International Fund Thornburg Better World International Fund - Class A Expense Example, with Redemption, 3 Years	Retail Better World International Fund Thornburg Better World International Fund - Class A Expense Example, with Redemption, 5 Years	Retail Better World International Fund Thornburg Better World International Fund - Class A Expense Example, with Redemption, 10 Years	Retail Better World International Fund Thornburg Better World International Fund - Class C Expense Example, with Redemption, 1 Year	Retail Better World International Fund Thornburg Better World International Fund - Class C Expense Example, with Redemption, 3 Years	Retail Better World International Fund Thornburg Better World International Fund - Class C Expense Example, with Redemption, 5 Years	Retail Better World International Fund Thornburg Better World International Fund - Class C Expense Example, with Redemption, 10 Years	Retail Better World International Fund Thornburg Better World International Fund - Class I Expense Example, with Redemption, 1 Year	Retail Better World International Fund Thornburg Better World International Fund - Class I Expense Example, with Redemption, 3 Years	Retail Better World International Fund Thornburg Better World International Fund - Class I Expense Example, with Redemption, 5 Years	Retail Better World International Fund Thornburg Better World International Fund - Class I Expense Example, with Redemption, 10 Years	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I Expense Example, with Redemption, 1 Year	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I Expense Example, with Redemption, 3 Years	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I Expense Example, with Redemption, 5 Years	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I Expense Example, with Redemption, 10 Years	Retail Thornburg Summit Fund Thornburg Summit Fund - Class A Expense Example, with Redemption, 1 Year	Retail Thornburg Summit Fund Thornburg Summit Fund - Class A Expense Example, with Redemption, 3 Years	Retail Thornburg Summit Fund Thornburg Summit Fund - Class A Expense Example, with Redemption, 5 Years	Retail Thornburg Summit Fund Thornburg Summit Fund - Class A Expense Example, with Redemption, 10 Years	Retail Thornburg Summit Fund Thornburg Summit Fund - Class I Expense Example, with Redemption, 1 Year	Retail Thornburg Summit Fund Thornburg Summit Fund - Class I Expense Example, with Redemption, 3 Years	Retail Thornburg Summit Fund Thornburg Summit Fund - Class I Expense Example, with Redemption, 5 Years	Retail Thornburg Summit Fund Thornburg Summit Fund - Class I Expense Example, with Redemption, 10 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 Expense Example, with Redemption, 1 Year	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 Expense Example, with Redemption, 3 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 Expense Example, with Redemption, 5 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 Expense Example, with Redemption, 10 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R4 Expense Example, with Redemption, 1 Year	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R4 Expense Example, with Redemption, 3 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R4 Expense Example, with Redemption, 5 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R4 Expense Example, with Redemption, 10 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R5 Expense Example, with Redemption, 1 Year	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R5 Expense Example, with Redemption, 3 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R5 Expense Example, with Redemption, 5 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R5 Expense Example, with Redemption, 10 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R6 Expense Example, with Redemption, 1 Year	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R6 Expense Example, with Redemption, 3 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R6 Expense Example, with Redemption, 5 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R6 Expense Example, with Redemption, 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R3 Expense Example, with Redemption, 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R3 Expense Example, with Redemption, 3 Years	Retirement International Value Fund Thornburg International Value Fund - Class R3 Expense Example, with Redemption, 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R3 Expense Example, with Redemption, 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R4 Expense Example, with Redemption, 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R4 Expense Example, with Redemption, 3 Years	Retirement International Value Fund Thornburg International Value Fund - Class R4 Expense Example, with Redemption, 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R4 Expense Example, with Redemption, 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R5 Expense Example, with Redemption, 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R5 Expense Example, with Redemption, 3 Years	Retirement International Value Fund Thornburg International Value Fund - Class R5 Expense Example, with Redemption, 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R5 Expense Example, with Redemption, 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R6 Expense Example, with Redemption, 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R6 Expense Example, with Redemption, 3 Years	Retirement International Value Fund Thornburg International Value Fund - Class R6 Expense Example, with Redemption, 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R6 Expense Example, with Redemption, 10 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 Expense Example, with Redemption, 1 Year	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 Expense Example, with Redemption, 3 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 Expense Example, with Redemption, 5 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 Expense Example, with Redemption, 10 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R4 Expense Example, with Redemption, 1 Year	Retirement International Growth Fund Thornburg International Growth Fund - Class R4 Expense Example, with Redemption, 3 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R4 Expense Example, with Redemption, 5 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R4 Expense Example, with Redemption, 10 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R5 Expense Example, with Redemption, 1 Year	Retirement International Growth Fund Thornburg International Growth Fund - Class R5 Expense Example, with Redemption, 3 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R5 Expense Example, with Redemption, 5 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R5 Expense Example, with Redemption, 10 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R6 Expense Example, with Redemption, 1 Year	Retirement International Growth Fund Thornburg International Growth Fund - Class R6 Expense Example, with Redemption, 3 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R6 Expense Example, with Redemption, 5 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R6 Expense Example, with Redemption, 10 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 Expense Example, with Redemption, 1 Year	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 Expense Example, with Redemption, 3 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 Expense Example, with Redemption, 5 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 Expense Example, with Redemption, 10 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R4 Expense Example, with Redemption, 1 Year	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R4 Expense Example, with Redemption, 3 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R4 Expense Example, with Redemption, 5 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R4 Expense Example, with Redemption, 10 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R5 Expense Example, with Redemption, 1 Year	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R5 Expense Example, with Redemption, 3 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R5 Expense Example, with Redemption, 5 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R5 Expense Example, with Redemption, 10 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R6 Expense Example, with Redemption, 1 Year	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R6 Expense Example, with Redemption, 3 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R6 Expense Example, with Redemption, 5 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R6 Expense Example, with Redemption, 10 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 Expense Example, with Redemption, 1 Year	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 Expense Example, with Redemption, 3 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 Expense Example, with Redemption, 5 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 Expense Example, with Redemption, 10 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R4 Expense Example, with Redemption, 1 Year	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R4 Expense Example, with Redemption, 3 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R4 Expense Example, with Redemption, 5 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R4 Expense Example, with Redemption, 10 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R5 Expense Example, with Redemption, 1 Year	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R5 Expense Example, with Redemption, 3 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R5 Expense Example, with Redemption, 5 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R5 Expense Example, with Redemption, 10 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R6 Expense Example, with Redemption, 1 Year	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R6 Expense Example, with Redemption, 3 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R6 Expense Example, with Redemption, 5 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R6 Expense Example, with Redemption, 10 Years	Retirement Developing World Fund Thornburg Developing World Fund Class R5 Expense Example, with Redemption, 1 Year	Retirement Developing World Fund Thornburg Developing World Fund Class R5 Expense Example, with Redemption, 3 Years	Retirement Developing World Fund Thornburg Developing World Fund Class R5 Expense Example, with Redemption, 5 Years	Retirement Developing World Fund Thornburg Developing World Fund Class R5 Expense Example, with Redemption, 10 Years	Retirement Developing World Fund Thornburg Developing World Fund Class R6 Expense Example, with Redemption, 1 Year	Retirement Developing World Fund Thornburg Developing World Fund Class R6 Expense Example, with Redemption, 3 Years	Retirement Developing World Fund Thornburg Developing World Fund Class R6 Expense Example, with Redemption, 5 Years	Retirement Developing World Fund Thornburg Developing World Fund Class R6 Expense Example, with Redemption, 10 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R3 Expense Example, with Redemption, 1 Year	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R3 Expense Example, with Redemption, 3 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R3 Expense Example, with Redemption, 5 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R3 Expense Example, with Redemption, 10 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R4 Expense Example, with Redemption, 1 Year	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R4 Expense Example, with Redemption, 3 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R4 Expense Example, with Redemption, 5 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R4 Expense Example, with Redemption, 10 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R5 Expense Example, with Redemption, 1 Year	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R5 Expense Example, with Redemption, 3 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R5 Expense Example, with Redemption, 5 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R5 Expense Example, with Redemption, 10 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R3 Expense Example, with Redemption, 1 Year	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R3 Expense Example, with Redemption, 3 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R3 Expense Example, with Redemption, 5 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R3 Expense Example, with Redemption, 10 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R4 Expense Example, with Redemption, 1 Year	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R4 Expense Example, with Redemption, 3 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R4 Expense Example, with Redemption, 5 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R4 Expense Example, with Redemption, 10 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R5 Expense Example, with Redemption, 1 Year	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R5 Expense Example, with Redemption, 3 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R5 Expense Example, with Redemption, 5 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R5 Expense Example, with Redemption, 10 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R6 Expense Example, with Redemption, 1 Year	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R6 Expense Example, with Redemption, 3 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R6 Expense Example, with Redemption, 5 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R6 Expense Example, with Redemption, 10 Years
USD ($)	281	547	835	1,653	190	484	862	1,924	60	273	504	1,166	297	503	726	1,366	127	397	686	1,511	68	219	382	857	299	536	792	1,525	68	260	467	1,065	552	791	1,049	1,785	283	591	1,026	2,234	61	259	474	1,091	573	832	1,110	1,904	312	655	1,124	2,421	99	309	536	1,190	578	849	1,141	1,969	311	652	1,119	2,410	105	328	569	1,259	574	835	1,116	1,915	304	630	1,083	2,338	104	325	563	1,248	579	852	1,146	1,979	312	655	1,124	2,421	108	337	585	1,294	596	903	1,232	2,160	329	706	1,210	2,595	111	368	645	1,434	627	1,052	1,504	2,751	341	966	1,714	3,684	111	421	754	1,694	350	1,065	1,803	3,747	643	1,191	1,764	3,314	178	701	1,251	2,752	127	678	1,255	2,825	127	661	1,222	2,751	61	317	593	1,380	54	267	498	1,160	148	501	878	1,938	127	437	769	1,708	101	343	604	1,352	90	281	488	1,084	153	583	1,040	2,306	143	551	984	2,191	101	379	679	1,530	91	305	537	1,204	167	534	926	2,024	157	508	882	1,935	115	378	662	1,469	96	304	529	1,176	153	621	1,116	2,479	143	540	963	2,142	101	375	670	1,509	87	303	538	1,211	111	554	1,023	2,322	101	347	613	1,373	101	409	740	1,675	101	483	891	2,029	68	507	972	2,259	101	330	578	1,288	101	367	653	1,467	50	211	387	895	43	150	267	609